Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 24,047	$ 20,831	$ 17,824	$ 18,094	$ 15,987	$ 13,814	$ 12,606	$ 11,222	$ 10,405	$ 8,892	$ 9,501
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 23,474	20,492	17,670	18,067	16,087	14,007	12,872	11,543	10,787	9,287	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,297,209	1,121,133	957,144	969,090	853,918	736,142	669,866	594,863	550,150	469,112	500,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 33,877	28,611	21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 33,877	28,611	21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 1,693,844	$ 1,430,537	$ 1,096,597	$ 1,187,970	$ 1,020,688	$ 777,429	$ 718,558	$ 686,435	$ 586,192	$ 469,047	$ 500,000